Stock Based Compensation Plans: (Details Text) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Percent of the issued and outstanding common shares of the Company on a rolling basis permitted for option grants	10.00%
Max terms of option	10 years
Options available for grant	831,747
Option grants	0	1,600,000
Non-cash compensation expense	$ 100,000	$ 1,100,000
Remaining compensation expense related to unvested options	200,000
Weighted average grant date fair value of options granted		$ 1.22
Shares of restricted stock issued to employees and directors of the Company	0	700,000
Non-cash compensation expense for stock granted in 2012 and prior periods	5,827	780,325
Retention Units held by officers and directors	1,457,500
Retention Units held by other employees	315,000
Minimum value of Retention Units	$ 7,700,000